INCOME TAX (Tables)	6 Months Ended
Jun. 30, 2021
INCOME TAX
Schedule of information about income tax expense/(credit)

	For the six months ended June 30,
	2021	2020
	RMB’000	RMB’000
Current Tax:
PRC Income Tax Expense	7	85
Deferred tax expense	—	—
	7	85